CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Equity [Abstract]
Dividends declared per share	$ 0.05504	$ 0.21348